Reinsurance (Tables)	12 Months Ended
Dec. 31, 2018
Reinsurance Disclosures [Abstract]
Schedule of Reinsurance Recoverables
The following table presents the reinsurance recoverable from John Hancock, Sun Life, Talcott Resolution and other reinsurers as of December 31, 2018 and 2017.

Reinsurer	December 31, 2018	December 31, 2017
John Hancock	$1,992.7	$1,952.7
Sun Life	737.6	851.9
Talcott Resolution	523.5	549.6
Other reinsurers	69.4	70.3
Total	$3,323.2	$3,424.5

	2018	2017
Ceded future policyholder benefits and expenses	$2,103.2	$2,130.0
Ceded unearned premium	24.4	27.1
Ceded claims and benefits payable	1,179.2	1,254.7
Ceded paid losses	16.4	12.7
Total	$3,323.2	$3,424.5

Schedule of Reinsurance Recoverables

A. M. Best ratings of reinsurer	Ceded future policyholder benefits and expense	Ceded unearned premiums	Ceded claims and benefits payable	Ceded paid losses	Total
A++ or A+	$1,533.0	$24.1	$1,158.9	$16.1	$2,732.1
A or A–	65.8	0.2	1.2	—	67.2
B++ or B+	504.0	0.1	19.1	0.3	523.5
Not rated	0.4	—	—	—	0.4
Total Reinsurance recoverable	$2,103.2	$24.4	$1,179.2	$16.4	$3,323.2

Schedule of Effect of Reinsurance on Premiums Earned and Benefits Incurred
The effect of reinsurance on premiums earned and benefits incurred was as follows for the period indicated:

	Years Ended December 31,
	2018			2017			2016
	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total
Direct earned premiums	$182.2	$568.2	$750.4	$198.0	$756.9	$954.9	$213.7	$808.0	$1,021.7
Premiums assumed	3.2	1.4	4.6	3.6	0.7	4.3	4.6	54.2	58.8
Premiums ceded	(180.6)	(569.6)	(750.2)	(196.1)	(757.6)	(953.7)	(200.6)	(699.6)	(900.2)
Net earned premiums	$4.8	$—	$4.8	$5.5	$—	$5.5	$17.7	$162.6	$180.3
Direct policyholder benefits	$399.6	$363.7	$763.3	$413.6	$439.5	$853.1	$695.8	$546.9	$1,242.7
Policyholder benefits assumed	14.4	—	14.4	13.4	—	13.4	15.5	25.6	41.1
Policyholder benefits ceded	(350.9)	(363.7)	(714.6)	(372.3)	(435.6)	(807.9)	(672.2)	(458.9)	(1,131.1)
Net policyholder benefits	$63.1	$—	$63.1	$54.7	$3.9	$58.6	$39.1	$113.6	$152.7